ORGANIZATION, CONSOLIDATION AND PRINCIPAL ACTIVITIES, Principal subsidiaries, VIE and the VIE's subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
iHuman Online
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hongen Investment
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Hongen Perfect (Beijing) Education Technology Development Co., Ltd.
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, subsidiaries (as a percent)	100.00%
Tianjin Hongen
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	0.00%
Beijing Hongen Perfect Future Education Technology Co., Ltd.
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	0.00%
Tianjin Hongen Perfect Technology Development Co., Ltd.
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	0.00%
Beijing Jinhongen
Subsidiary And Variable Interest Entity [Line Items]
Percentage of equity interest, Variable interest entity or subsidiaries of the VIE (as a percent)	0.00%